Report of Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 3,117,161	$ 2,923,319
ECL estimates, % weight assigned	100.00%
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,486,661	2,350,371
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,064,949	1,958,010
Gross carrying amount | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,940,746	1,830,264
Gross carrying amount | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	124,203	127,746
Gross carrying amount | Retail Lending
Disclosure of financial assets [line items]
Financial assets	421,712	392,361
Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	374,464	347,910
Gross carrying amount | Retail Lending | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	353,960	311,875
Gross carrying amount | Retail Lending | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	18,056	33,761
Gross carrying amount | Retail Lending | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	2,448	2,274
Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	24,990	23,290
Gross carrying amount | Retail Lending | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	21,258	19,915
Gross carrying amount | Retail Lending | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	3,450	3,107
Gross carrying amount | Retail Lending | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	282	267
Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	22,258	21,161
Gross carrying amount | Retail Lending | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	19,494	18,574
Gross carrying amount | Retail Lending | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	2,177	2,005
Gross carrying amount | Retail Lending | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	587	583
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(4,593)	(4,618)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,905)	(2,205)
Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(690)	(689)
Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(1,214)	(1,516)
Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(2,688)	(2,413)
Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(446)	(440)
Allowance for ECL | Retail Lending | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(54)	(51)
Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(106)	(126)
Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(286)	(263)
Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,304)	(1,116)
Allowance for ECL | Retail Lending | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(353)	(276)
Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(731)	(655)
Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(220)	(185)
Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(938)	(856)
Allowance for ECL | Retail Lending | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(253)	(216)
Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(403)	(360)
Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	$ (282)	(279)
UK | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
UK | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 465,228	432,160
UK | Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	183,128	163,541
UK | Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	8,317	7,415
UK | Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	9,513	8,249
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(598)	(717)
UK | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(132)	(126)
UK | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(356)	(280)
UK | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(265)	(241)
US | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	208,425	202,888
US | Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	17,797	16,965
US | Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	187	193
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(210)	(216)
US | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(4)	(6)
US | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ (14)	(15)
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Hong Kong | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 472,454	450,966
Hong Kong | Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	106,736	106,866
Hong Kong | Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	9,739	9,419
Hong Kong | Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	6,085	6,210
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(439)	(659)
Hong Kong | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(5)	(5)
Hong Kong | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(313)	(293)
Hong Kong | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(146)	(106)
Mainland China | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	133,814	137,960
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(188)	(178)
Mexico | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	38,076	34,713
Mexico | Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	8,430	7,482
Mexico | Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	2,322	2,227
Mexico | Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	3,727	3,722
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(62)	(69)
Mexico | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(190)	(165)
Mexico | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(407)	(337)
Mexico | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(437)	(419)
UAE | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	62,827	58,909
UAE | Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	2,306	1,993
UAE | Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	591	536
UAE | Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	620	688
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(52)	(51)
UAE | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(6)	(8)
UAE | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(39)	(31)
UAE | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(12)	(17)
France | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	196,137	184,591
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(121)	(82)
Other geographies | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	487,987	455,823
Other geographies | Gross carrying amount | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	56,067	51,064
Other geographies | Gross carrying amount | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	3,834	3,500
Other geographies | Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	2,313	2,292
Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(234)	(234)
Other geographies | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(109)	(131)
Other geographies | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(175)	(162)
Other geographies | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(78)	(72)
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,778)	(2,031)
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(638)	(632)
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(1,139)	(1,399)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(2,646)	(2,351)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(432)	(425)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(53)	(47)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(97)	(117)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(282)	(261)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,290)	(1,086)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(347)	(267)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(723)	(634)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(220)	(185)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(924)	(839)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(249)	(204)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(393)	(355)
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(282)	(279)
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(571)	(667)
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(124)	(117)
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(354)	(275)
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(261)	(233)
Consensus Central scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(194)	(201)
Consensus Central scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(4)	(6)
Consensus Central scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(14)	(14)
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(401)	(616)
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(4)	(5)
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(306)	(275)
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(137)	(102)
Consensus Central scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(176)	(141)
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(58)	(61)
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(188)	(162)
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(403)	(333)
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(437)	(416)
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(51)	(49)
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(6)	(8)
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(39)	(31)
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(11)	(17)
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(117)	(80)
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(208)	(216)
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(106)	(127)
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(174)	(159)
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(78)	(72)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,477)	(1,612)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(522)	(494)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(955)	(1,118)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(2,570)	(2,285)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(412)	(405)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(50)	(43)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(88)	(107)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(274)	(255)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,261)	(1,064)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(335)	(258)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(706)	(621)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(220)	(185)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(897)	(816)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(233)	(193)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(382)	(343)
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(282)	(279)
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(513)	(526)
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(117)	(107)
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(338)	(265)
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(238)	(217)
Consensus Upside scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(166)	(205)
Consensus Upside scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(4)	(6)
Consensus Upside scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(14)	(14)
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(305)	(465)
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(3)	(4)
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(300)	(268)
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(136)	(101)
Consensus Upside scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(137)	(84)
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(47)	(46)
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(180)	(155)
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(398)	(330)
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(435)	(413)
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(47)	(40)
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(6)	(8)
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(38)	(31)
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(11)	(17)
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(103)	(69)
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(158)	(176)
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(102)	(124)
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(173)	(156)
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(77)	(69)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(2,399)	(2,877)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(830)	(797)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(1,569)	(2,080)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(2,735)	(2,440)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(462)	(456)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(61)	(58)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(108)	(129)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(293)	(269)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,321)	(1,124)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(366)	(284)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(735)	(656)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(220)	(185)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(952)	(860)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(265)	(217)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(405)	(363)
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(282)	(279)
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(680)	(850)
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(138)	(132)
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(355)	(276)
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(276)	(243)
Consensus Downside scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(264)	(247)
Consensus Downside scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(5)	(6)
Consensus Downside scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(14)	(15)
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(570)	(906)
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(6)	(5)
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(324)	(300)
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(144)	(105)
Consensus Downside scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(256)	(329)
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(76)	(86)
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(193)	(168)
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(409)	(338)
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(442)	(422)
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(56)	(58)
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(6)	(8)
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(40)	(31)
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(12)	(17)
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(139)	(97)
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(358)	(304)
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(114)	(136)
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(179)	(164)
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(78)	(73)
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(4,485)	(6,555)
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(971)	(803)
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(3,514)	(5,751)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(3,637)	(3,928)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(714)	(708)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(161)	(129)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(216)	(275)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(337)	(304)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,693)	(1,915)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(553)	(701)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(913)	(1,027)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(227)	(188)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(1,230)	(1,305)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(444)	(532)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(494)	(483)
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail Lending | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(292)	(290)
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,119)	(2,389)
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(274)	(288)
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(419)	(447)
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(370)	(351)
Downside 2 scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(563)	(461)
Downside 2 scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(8)	(8)
Downside 2 scenario allowance for ECL | US | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(16)	(17)
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,143)	(1,496)
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(13)	(10)
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(496)	(770)
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(173)	(249)
Downside 2 scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(397)	(886)
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(202)	(302)
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(237)	(215)
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(514)	(423)
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(589)	(593)
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(82)	(120)
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(46)	(35)
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(13)	(19)
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(188)	(125)
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(790)	(774)
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Mortgages
Disclosure of financial assets [line items]
Financial assets	(175)	(180)
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Credit cards
Disclosure of financial assets [line items]
Financial assets	(202)	(223)
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	$ (85)	$ (93)